UNITED STATES
                    SECURITIES AND EXCHANGE COMMISSION
                          Washington, D.C.  20549

FORM 13F
FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended: December 31, 2011

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Praesidis Advisors LLC
Address: 2502 N. Rocky  Point Dr., Suite 660
         Tampa, FL  33607

13F File Number:  28-14341

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Signing of Person Duly Authorized to Submit this Report:

Name:    Kyle D. Henderson
Title:   Managing Member
Phone:   813-549-4444
Signature, Place, and Date of Signing:

    Kyle D. Henderson   Tampa, FL   FEBRUARY 13, 2012

Report Type (Check only one.);

[X]        13F HOLDINGS REPORT.

[ ]        13F NOTICE.

[ ]        13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

No.        Form 13F File Number                 Name

Report Summary:

Number of Other Included Managers:  0

Form 13F Information Table Entry Total: 20

Form 13F Information Table Value Total: 65,320  (x$1000)



List of Other Included Managers:

No.  13F File Number    Name

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AES CORP                       COM              00130H105     4513   381206 SH       SOLE                   381206
ALLETE INC                     COM              018522300     2931    69812 SH       SOLE                    69812
ATMOS ENERGY CORP              COM              049560105     3073    92140 SH       SOLE                    92140
CALPINE CORP                   COM              131347304     3072   188105 SH       SOLE                   188105
CENTERPOINT ENERGY INC         COM              15189T107     5982   297769 SH       SOLE                   297769
CHESAPEAKE UTILITIES CORP      COM              165303108      689    15900 SH       SOLE                    15900
CMS ENERGY CORP                COM              125896100     4792   217030 SH       SOLE                   217030
DOMINION RESOURCES             COM              25746U109     7236   136395 SH       SOLE                   136395
EDISON INTERNATIONAL           COM              281020107     6487   156692 SH       SOLE                   156692
ENBRIDGE INC                   COM              29250N105     4307   115085 SH       SOLE                   115085
UBS E-TRACS MLP     ALERIAN INFRST              902641646     1293    39068 SH       SOLE                    39068
FIRSTENERGY CORP               COM              337932107     2182    49255 SH       SOLE                    49255
GREAT PLAINS ENERGY            COM              391164100     2706   124237 SH       SOLE                   124237
ITC HOLDINGS CORP              COM              465685105     2330    30700 SH       SOLE                    30700
JPMORGAN ALERIAN    ALERIAN ML ETN              46625H365     3414    87604 SH       SOLE                    87604
PNM RESOURCES INC              COM              69349H107     2580   141517 SH       SOLE                   141517
SOUTHWEST GAS CORP             COM              844895102      535    12599 SH       SOLE                    12599
TECO ENERGY INC                COM              872375100     3435   179444 SH       SOLE                   179444
UNISOURCE ENERGY CORP          COM              909205106     2582    69947 SH       SOLE                    69947
WGL HOLDINGS INC               COM              92924F106     1178    26632 SH       SOLE                    26632

